Basis of Preparation (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended									9 Months Ended		12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed, Consolidated Statements of Income
Depreciation of flight equipment	$ 482,098		$ 466,334							$ 1,440,502	$ 1,375,745	$ 1,864,735	$ 1,963,175	$ 1,968,981
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of	35,932		9,945							88,059	158,332	170,328	552,762	35,448
Aircraft impairment charges on flight equipment held for use	61,237		1,515,343							102,662	1,521,881	1,567,180	1,110,427	50,884
Loss before income taxes	27,556	84,547	(1,336,954)	107,752	110,676	(607,743)	(231,606)	171,487	(96,774)	273,676	(1,118,526)	(1,033,979)	(764,636)	1,383,164
Income tax benefit	9,964		(457,413)							(65,990)	(382,149)	(310,078)	(268,968)	495,989
Net income (loss)	17,592	12,476	(879,541)	73,780	69,384	(389,090)	(153,736)	108,894	(61,736)	339,666	(736,377)	(723,901)	(495,668)	887,175
AIG | Minimum
Basis of presentation
Number of countries in which insurance services are provided to customers										130
Previously Reported
Condensed, Consolidated Statements of Income
Depreciation of flight equipment			468,096								1,380,316		1,954,883	1,959,448
Aircraft impairment charges and fair value adjustments on flight equipment sold or to be disposed of			10,085								157,210		550,034	34,730
Aircraft impairment charges on flight equipment held for use			1,448,914								1,448,914		948,679	52,938
Loss before income taxes			(1,272,426)	106,057	117,362	(510,429)	(157,185)	174,358	(98,612)		(1,049,008)		(591,868)	1,396,167
Income tax benefit			(434,741)								(357,724)		(208,110)	500,538
Net income (loss)			$ (837,685)	$ 72,680	$ 73,721	$ (326,050)	$ (105,535)	$ 110,753	$ (62,926)		$ (691,284)		$ (383,758)	$ 895,629